United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3947

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 1-3 Years

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/10

Date of Reporting Period:  Quarter ended 5/31/09

Item 1.                      Schedule of Investments

Federated U.S. Government Securities fund: 1-3 Years

Portfolio of Investments

May 31, 2009 (unaudited)

Principal Amount or Shares	Value

		U.S. TREASURY NOTES--51.3%
$22,500,000	[1]	4.000%, 8/31/2009	$22,711,376
15,000,000		4.000%, 9/30/2009	15,188,379
16,500,000		3.625%, 10/31/2009	16,727,520
18,000,000	[1]	3.500%, 11/15/2009	18,261,562
6,000,000		3.250%, 12/31/2009	6,101,367
5,000,000		4.500%, 5/15/2010	5,190,234
15,000,000		2.625%, 5/31/2010	15,317,285
9,000,000		3.875%, 9/15/2010	9,381,094
25,000,000	[1]	2.000%, 9/30/2010	25,475,098
15,000,000		4.375%, 12/15/2010	15,842,578
5,000,000		0.875%, 12/31/2010	5,011,817
9,760,000		0.875%, 2/28/2011	9,772,154
4,000,000		4.750%, 3/31/2011	4,286,713
66,000,000		0.875%, 5/31/2011	65,943,280
35,000,000	[1]	1.750%, 11/15/2011	35,524,150
3,000,000		1.375%, 2/15/2012	3,012,972
35,000,000	[1]	1.375%, 5/15/2012	34,978,125
15,000,000	[1]	3.625%, 12/31/2012	16,051,172
7,000,000	[2]	2.750%, 10/31/2013	7,196,055
15,000,000	[1]	1.875%, 4/30/2014	14,693,554
		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $342,561,704)	346,666,485
		GOVERNMENT AGENCIES--22.0%
		Federal Farm Credit System—0.1%
500,000		5.000%, 9/28/2012	506,591
		Federal Home Loan Bank System--14.2%
38,000,000		1.875%, 6/20/2012	37,866,194
20,000,000		3.625%, 7/1/2011	21,007,416
900,000		4.000%, 8/27/2012	928,952
15,000,000		4.750%, 8/13/2010	15,716,910
750,000		5.100%, 12/28/2012	767,403
19,600,000		5.250%, 6/12/2009	19,633,091
		TOTAL	95,919,966
		Federal Home Loan Mortgage Corporation--5.4%
10,000,000		3.250%, 7/16/2010	10,277,074
1,000,000		4.125%, 7/22/2013	1,004,629
25,000,000		4.750%, 11/3/2009	25,466,242
		TOTAL	36,747,945
		Federal National Mortgage Association--2.3%
15,000,000		4.750%, 3/12/2010	15,489,079
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $145,891,452)	148,663,581
		FDIC GUARANTEED DEBT--17.5%
25,000,000		Citigroup, Inc., 1.375%, 5/5/2011	25,122,057
19,240,000		General Electric Capital Corp., 1.800%, 3/11/2011	19,487,931
12,500,000		General Electric Capital Corp., 3.000%, 12/9/2011	12,944,151
7,000,000		J.P. Morgan Chase & Co, 1.650%, 2/23/2011	7,082,061
8,600,000		J.P. Morgan Chase & Co., 2.200%, 6/15/2012	8,733,174
25,000,000		Morgan Stanley, 2.250%, 3/13/2012	25,433,334
12,500,000		Morgan Stanley, 3.250%, 12/1/2011	13,022,809
6,700,000		Wells Fargo & Co., 2.125%, 6/15/2012	6,794,128
		TOTAL FDIC GUARANTEED DEBT (IDENTIFIED COST $117,434,995)	118,619,645
		MUTUAL FUND—45.8%
309,259,302	[3,4,5]	Government Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	309,259,302
		TOTAL INVESTMENTS—136.6% (IDENTIFIED COST $915,147,453)[6]	923,209,013
		OTHER ASSETS AND LIABILITIES---NET---(36.6)%[7]	(247,286,595)
		TOTAL NET ASSETS---100%	$675,922,418

At May 31, 2009, the Fund had the following outstanding futures contract:
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
	8U.S. Treasury Notes 10-Year Long Futures	400	$46,800,000	September 2009	$(915,708)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities-Net.”

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$167,190,339	$222,866,000
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contract.
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At May 31, 2009, the cost of investments for federal tax purposes was $915,147,453. The unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $8,061,560.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,336,802 and net unrealized depreciation from investments for those securities having an excess of cost over value of $275,242.

7
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 309,259,302	$ (915,708)
Level 2 – Other Significant Observable Inputs	613,949,711	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$923,209,013	$ (915,708)

* Other financial instruments include futures contracts.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated U.S. Government Securities Fund: 1-3 Years

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2009